Debt - Summary of Interest Expense Recognized for First Lien and Second Lien (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Amortization of debt discount	$ 219	$ 216	$ 672	$ 700	$ 946	$ 1,046
Amortization of debt issuance costs	489	514	1,401	1,583	2,043	2,258
Loss on debt extinguishment	2,864		3,256
Total interest expense recognized	9,980	9,101	28,259	27,044	35,504	32,199
First Lien and Second Lien Term Loan
Debt Instrument [Line Items]
Contractual interest expense	$ 6,408	7,582	22,914	22,662	29,757	27,395
Revolver
Debt Instrument [Line Items]
Contractual interest expense		$ 789	$ 16	$ 2,099	2,758	1,500
Amortization of debt issuance costs					500	500
Total interest expense recognized					$ 3,300	$ 2,000